Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of Carrying Value of Capital Instruments
(a) Carrying value of capital instruments

As at December 31,	Issuance date	Earliest par redemption date	Maturity date	Par value		2023	2022
JHFC Subordinated notes (1),(2)	December 14, 2006	n/a	December 15, 2036		$650	$647	$647
2.818 % MFC Subordinated debentures (1),(3)	May 12, 2020	May 13, 2030	May 13, 2035		$1,000	996	996
5.409 % MFC Subordinated debentures (1),(4)	March 10, 2023	March 10, 2028	March 10, 2033		$1,200	1,195	–
4.061 % MFC Subordinated notes (1),(5),(6)	February 24, 2017	February 24, 2027	February 24, 2032	US$	750	987	1,013
2.237 % MFC Subordinated debentures (1),(7)	May 12, 2020	May 12, 2025	May 12, 2030		$1,000	999	998
3.00 % MFC Subordinated notes (1),(8)	November 21, 2017	November 21, 2024	November 21, 2029	S$	500	499	504
3.049 % MFC Subordinated debentures (1),(9)	August 18, 2017	August 20, 2024	August 20, 2029		$750	750	749
7.375 % JHUSA Surplus notes (10)	February 25, 1994	n/a	February 15, 2024	US$	450	594	615
3.317 % MFC Subordinated debentures (1),(11)	May 9, 2018	May 9, 2023	May 9, 2028		$600	–	600
Total						$6,667	$6,122

(1)
The Company is monitoring regulatory and market developments globally with respect to the interest rate benchmark reform. The Company will take appropriate actions in due course to accomplish any necessary transitions or replacements. As at December 31, 2023, capital instruments of
 $
647
(2022 – $
647
)
have an interest rate referencing CDOR. In addition, capital instruments of
$
2,745
, $
987
,
and
$
499
 (2022 – $
3,343
, $
1,013
,

and $
504
,
respectively) have
interest rate resets in the future referencing CDOR, the US Dollar Mid-Swap rate (based on LIBOR), and the Singapore Dollar Swap Offer rate, respectively. Future rate resets for these capital instruments may rely on alternative reference rates such as the Canadian Overnight Repo Rate Average (CORRA), the alternative rate for CDOR, the Secured Overnight Financing Rate (SOFR), the alternative rate for USD LIBOR, and the Singapore Overnight Rate Average (SORA), the alternative rate for the Singapore Swap Offer Rate (SOR).

(2)
Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife
Finance
(Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties of the Company. The notes bear interest at a floating rate equal to the
90-day Bankers’ Acceptance rate plus 0.72%.
With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 18.

(3)
After May 13, 2030, the interest rate will reset to equal 3-month CDOR plus
1.82
%. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after May 13, 2025, at a redemption price together with accrued and unpaid interest. If the redemption date is on or after May 13, 2025, but prior to May 13, 2030, the redemption price shall be the greater of: (i) the Canada yield price as defined in the prospectus; and (ii) par. If the redemption date is on or after May 13, 2030, the redemption price shall be equal to par.

(4)
Issued by MFC during the first quarter of 2023, interest is payable semi-annually. After March 10, 2028, the interest rate will reset to equal the Daily Compounded CORRA plus
1.85
%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after March 10, 2028, at a redemption price equa
l to par
,
together with accrued and unpaid interest.

(5)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year US Dollar Mid-Swap Rate plus 1.647%.
With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(6)
Designated as a hedge of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement of the subordinated notes into Canadian dollars.

(7)
Issued by MFC, interest is payable semi-annually. After May 12, 2025, the interest rate will reset to equal 3-month CDOR plus
1.49
%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after May 12, 2025, at a redemption price equal to par, together with accrued and unpaid interest.

(8)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year Singapore Dollar Swap Rate plus 0.832%.
With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.

(9)
Interest is fixed for the period up to the earliest par redemption date, thereafter, the interest rate will reset to a floating rate equal to
3-month CDOR plus 1.05%.
With
regulatory
approval, MFC may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(10)
Issued by John Hancock Mutual Life Insurance Company, now John Hancock Life Insurance Company (U.S.A.). Any payment of interest or principal on the surplus notes requires prior approval from the Department of Insurance and Financial Services of the State of Michigan. The carrying value of the surplus notes reflects an unamortized fair value increment of US$
1
(2022 – US$
5
), which arose as a result of the acquisition of John Hancock Financial Services, Inc. The amortization of the fair value adjustment is recorded in interest expense.

(11)	MFC redeemed in full the 3.317 % MFC Subordinated debentures at par on May 9, 2023 , the earliest par redemption date.